Investment Objectives and Goals	Dec. 31, 2025
Virtus Duff & Phelps Real Estate Securities Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Real Estate Securities Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Virtus KAR Capital Growth Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Capital Growth Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has an investment objective of long-term growth of capital.
Virtus KAR Equity Income Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Equity Income Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has investment objectives of capital appreciation and current income.
Virtus KAR Small-Cap Growth Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Cap Growth Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has an investment objective of long-term capital growth.
Virtus KAR Small-Cap Value Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Cap Value Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has an investment objective of long-term capital appreciation.
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Intermediate Bond Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has an investment objective of long-term total return.
Virtus SGA International Growth Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus SGA International Growth Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has an investment objective of high total return consistent with reasonable risk.
VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Tactical Allocation Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.